SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 2,086	$ 294	¥ 1,675	¥ 1,545
Total operating costs and expenses	17,568	2,476	14,705	13,607
Loss from operations	4,714	662	(294)	164
Interest income	248	35	87	89
Interest expense	385	54	409	405
Foreign exchange gain (loss)	90	13	(641)	(317)
Other income, net	573	81	10	157
Net (loss) income attributable to H World Group Limited	4,085	575	(1,821)	(465)
Other comprehensive income
Foreign currency translation adjustments	175	25	112	(99)
Comprehensive (loss) income attributable to H World Group Limited	4,239	597	(1,630)	(551)
Parent Company
Operating costs and expenses:
General and administrative expenses	154	22	93	110
Total operating costs and expenses	154	22	93	110
Loss from operations	(154)	(22)	(93)	(110)
Interest income	69	10	15	8
Interest expense	122	17	130	128
Foreign exchange gain (loss)	(108)	(16)	(223)	(3)
Other income, net	61	9	6	15
Loss from fair value changes of equity securities, net	(15)	(2)	(1)	(2)
Income (loss) in investment in subsidiaries	4,354	613	(1,395)	(245)
Net (loss) income attributable to H World Group Limited	4,085	575	(1,821)	(465)
Other comprehensive income
Foreign currency translation adjustments	154	22	191	(86)
Comprehensive (loss) income attributable to H World Group Limited	¥ 4,239	$ 597	¥ (1,630)	¥ (551)